Commitments and Contingencies (Legal Proceedings) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Prime Rate [Member] | Tampa Electric
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss			$ 27	$ 21
Prime Rate [Member] | TGH
Loss Contingencies [Line Items]
Litigation Settlement, Amount	$ 21
Litigation Settlement Variable Rate	2.00%
Prime Rate [Member] | Maximum | Emera Maine
Loss Contingencies [Line Items]
Public Utilities, Approved Return on Equity, Percentage		10.41%
ISO-New England Open Access Transmission Tariff-allowed | Emera Maine
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss				$ 4
ISO-New England Open Access Transmission Tariff-allowed | Prime Rate [Member] | Emera Maine
Loss Contingencies [Line Items]
Public Utilities, Approved Return on Equity, Percentage		10.57%
ISO-New England Open Access Transmission Tariff-allowed | Prime Rate [Member] | Maximum | Emera Maine
Loss Contingencies [Line Items]
Public Utilities, Approved Return on Equity, Percentage		11.74%